Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 0	$ 237,000	$ 0	$ 237,000	$ 237,000	$ 197,000
Cost of revenues	0	200,326	0	200,326	203,460	114,811
General and administrative	335,326	363,209	1,603,869	858,455	2,068,391	1,737,175
Research and development	48,226	75,332	196,932	343,368	501,734	299,649
Depreciation and amortization	14,606	14,152	43,370	41,966	56,311	53,442
Total operating expenses	398,158	653,019	1,844,171	1,444,115	2,829,896	2,205,077
Loss from operations	(398,158)	(416,019)	(1,844,171)	(1,207,115)	(2,592,896)	(2,008,077)
Gain Loss on remeasurement of warrant liability	54,982	0	284,651	0	(47,212)	0
Interest expense	(27,079)	(8,504)	(62,627)	(25,634)	(33,850)	(27,872)
Interest income	6	2	25	66	122	27
Net loss	(370,249)	(424,521)	(1,622,122)	(1,232,683)	(2,673,836)	(2,035,922)
Gain (loss) on foreign currency translation	(2,163)	(4,021)	(4,355)	(5,507)	(11,075)	21,130
Total comprehensive loss	$ (372,412)	$ (428,542)	$ (1,626,477)	$ (1,238,190)	$ (2,684,911)	$ (2,014,792)
Basic and diluted net loss per common share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding (in Shares)	401,673,199	371,151,459	398,041,211	370,333,703	375,118,494	355,464,753